Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares
Nonvested at beginning of year (in shares)	175,164
Granted (in shares)	0	126,800
Vested (in shares)	(49,114)
Forfeited (in shares)	(898)
Nonvested at end of year (in shares)	125,152	175,164
Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year (in usd per share)	$ 10.14
Granted (in usd per share)	0.00
Vested (in usd per share)	9.09
Forfeited (in usd per share)	6.44
Nonvested at end of year (in usd per share)	$ 10.58	$ 10.14